Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 174,829	£ 158,179
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	55,897	63,685
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	11,898	13,543
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	43,999	50,142
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	110,418	88,776
At amortised cost | Trade and other payables
Disclosure of financial liabilities [line items]
Total financial liabilities	98,252	78,528
At amortised cost | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	11,666	10,043
At amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	500	205
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 8,514	£ 5,718